Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	BC Tweed	Share Issue Costs $2,448 Canopy Rivers Corporation	Share Issue Costs $3,371 Canopy Rivers Corporation	Share capital	Share capital BC Tweed	Share-based reserve	Share-based reserve BC Tweed	Warrants	Ownership changes	Ownership changes BC Tweed	Ownership changes Share Issue Costs $2,448 Canopy Rivers Corporation	Ownership changes Share Issue Costs $3,371 Canopy Rivers Corporation	Exchange Differences	Fair value changes, net of tax	Deficit	Non-controlling interests [member]	Non-controlling interests [member] Share Issue Costs $2,448 Canopy Rivers Corporation	Non-controlling interests [member] Share Issue Costs $3,371 Canopy Rivers Corporation
Balance at Mar. 31, 2017	$ 639,726				$ 621,541		$ 23,415							$ 198	$ 15,900	$ (21,296)	$ (32)
Balance, Shares at Mar. 31, 2017	162,187,262
Equity financings and private placements	$ 461,017				390,752				$ 70,265
Equity financings and private placements, Shares	27,782,491
Issuance of shares from acquisitions	$ 32,240				30,248		689		1,303
Issuance of shares for acquisition, Shares	4,515,879
Exercise of warrants	$ 770				1,883				(1,113)
Exercise of warrants, Shares	207,297
Exercise of Omnibus Plan stock options	$ 11,053				19,197		(8,144)
Exercise of Omnibus plan stock options, Shares	3,912,946
Other share issuances	$ 4,220				9,795		(5,575)
Other share issuances, Shares	715,106
Other share issue costs	$ (206)				(206)
Tax benefit associated with share issue costs	3,628				3,628
Share-based compensation	47,597						47,597
NCI arising from Canopy Rivers financing			$ 55,722									$ (55)						$ 55,777
Additional non-controlling interest relating to share-based payment	3,579																3,579
NCI arising from acquisitions and ownership changes	3,925									$ (964)							4,889
Net loss	(54,134)															(70,353)	16,219
Other comprehensive income	34,101													410	29,658		4,033
Balance at Mar. 31, 2018	$ 1,243,238				1,076,838		57,982		70,455	(1,019)				608	45,558	(91,649)	84,465
Balance, Shares at Mar. 31, 2018	199,320,981
Constellation investment	$ 5,060,400				3,558,640				1,501,760
Constellation investment, Shares	104,500,000
Issuance of shares from acquisitions	$ 979,306				947,470		31,836
Issuance of shares for acquisition, Shares	18,293,872
Exercise of warrants	$ 18,790				31,691				(12,901)
Exercise of warrants, Shares	457,002
Exercise of Omnibus Plan stock options	$ 48,159				92,985		(44,826)
Exercise of Omnibus plan stock options, Shares	5,318,923
Acquisition of NCI	$ (996)	$ 44,350			3,730	$ 201,883		$ 265,253		(5,057)	$ (422,786)						331
Acquisition of NCI, Shares	60,844	5,091,523
Other share issuances	$ 17,867				70,104		(52,237)
Other share issuances, Shares	3,152,477
Other share issue costs	$ (1,131)				(1,131)
Share-based compensation	269,139						269,139
Equity component of Hiku convertible debt	949						949
Ownership change arising from changesin non-controlling interest	680									(504)							1,184
NCI arising from Canopy Rivers financing				$ 147,555									$ 5,246						$ 142,309
Canopy Rivers warrants reclassed from liabilityto equity	28,512																28,512
Additional non-controlling interest relating to share-based payment	13,893									(5)							13,898
Net loss	(670,094)															(685,438)	15,344
Other comprehensive income	(13,764)													40,617	(58,153)		3,772
Balance at Mar. 31, 2019	$ 7,241,448				6,026,618		507,672		1,589,925	$ (424,125)				$ 41,225	$ (12,595)	$ (777,087)	$ 289,815
Balance, Shares at Mar. 31, 2019	337,510,408
Acquisition of NCI release from escrow						$ 42,217		$ (42,217)
Acquisition of NCI release from escrow, Shares		1,261,915
Issuance and vesting of restricted share units	$ 2,248				$ 2,191		57
Issuance and vesting of restricted share units, Shares	52,871
Replacement options and warrants for Hiku and CHI	$ 52,347						$ 21,736		$ 30,611